Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 20,165		₨ 19,030
Work-in-progress	16,525		14,222
Finished goods (includes stock-in-trade)	28,395		25,249
Packing materials, stores and spares	6,000		5,051
Total Inventories	₨ 71,085	$ 832	₨ 63,552